                                                             File Nos. 333-96777
                                                                       811-08306
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
   Pre-Effective Amendment No.                                               [ ]
   Post-Effective Amendment No. 2                                            [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 22                                                          [X]

                        (Check appropriate box or boxes.)

     FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
     ----------------------------------------------------
     (Exact Name of Registrant)

     FIRST METLIFE INVESTORS INSURANCE COMPANY
     -----------------------------------------
     (Name of Depositor)

     22 Corporate Plaza Drive, Newport Beach, CA                          92660
     ----------------------------------------------------             ----------
     (Address of Depositor's Principal Executive Offices)             (Zip Code)

Depositor's Telephone Number, including Area Code (800) 989-3752

     Name and Address of Agent for Service
          Richard C. Pearson
          Executive Vice President
          First MetLife Investors Insurance Company
          22 Corporate Plaza Drive
          Newport Beach, CA  92660
          (949) 629-1317

     Copies to:
          W. Thomas Conner
          Sutherland Asbill & Brennan LLP,
          1275 Pennsylvania Avenue, NW
          Washington, DC 20004-2415
          (202) 383-0590

It is proposed that this filing will become effective:

      immediately upon filing pursuant to paragraph (b) of Rule 485
-----
   X  on May 1, 2003, pursuant to paragraph (b) of Rule 485
-----
      60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----
      on (date) pursuant to paragraph (a)(1) of Rule 485
-----

If appropriate, check the following:

     __x___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts

Note:

The prospectus and the statement of additional information included in Post-Effective No. 1 to the Registration Statement on Form N-4 (File No. 333-96777) filed on February 12, 2003, pursuant to paragraph (a)(1) of Rule 485 are incorporated herein by reference.

PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.   Financial Statements

          The following financial statements of the Separate Account are included in Part B hereof:

[To Be Filed By Post Effective Amendment]

b.   Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account. *

     2.   Not Applicable.

     3.   Principal Underwriter's Agreement.**

     4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract.***

          (ii) Fixed Account Rider.***

          (iii)     Enhanced Dollar Cost Averaging Rider.***

          (iv)      Three Month Market Entry Rider.***

          (v)       Death Benefit Rider - (Annual Step-Up).***

          (vi) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider.***

          (vii)     Waiver of Withdrawal Charge for Terminal Illness Rider.***

          (viii)    Individual Retirement Annuity Endorsement.***

          (ix)      Roth Individual Retirement Annuity Endorsement.***

          (x)       401 Plan Endorsement.***

          (xi)      Tax Sheltered Annuity Endorsement.***

          (xii)     Unisex Annuity Rates Rider.***

          (xiii)    Purchase Payment Credit Rider.***

          (xiv)     Simple Individual Retirement Annuity Endorsement.***

     5.   Variable Annuity Application.+

     6.   (i) Copy of Articles of Incorporation of the Company.**

          (ii) Copy of Amended and Restated Bylaws of the Company.+

     7.   Not Applicable.

     8. (i) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company.+

          (ii) Participation Agreement among New England Zenith Fund, MetLife Advisers, LLC, New England Securities Corporation and First MetLife Investors Insurance Company.+

     9. Opinion and Consent of Richard C. Pearson, Esq. (to be filed by post-effective amendment)

     10. (i) Consents of Deloitte & Touche LLP. (to be filed by a post-effective amendment)

          (ii) Consent of Sutherland Asbill & Brennan LLP. (to be filed by post-effective amendment)

     11.  Not Applicable.

     12.  Not Applicable.

     13.  Calculation of Performance Information.+

     14.  Company Organizational Chart.***

          * incorporated by reference to Registrant's Post-Effective Amendment No. 4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

          **    incorporated by reference to Registrant's Post-Effective
               Amendment No. 7 to Form N-4 (File Nos. 033-74174) as electronically filed on May 1, 2001.

          ***  incorporated by reference to Registrant's Form 4
               (File Nos. 333-96777 and 811-08306) as electronically filed on July 19, 2002.

          + incorporated by reference to Registrant's Pre-Effective Amendment No. 1 (File Nos. 333-96777 and 811-08306) as electronically filed on October 15, 2002.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                         Positions and Offices
 Business Address                          with Depositor
----------------------                     ----------------------

Michael K. Farrell                         Chairman of the Board, President,
22 Corporate Plaza Drive                   Chief Executive Officer and Director
Newport Beach, CA  92660

Norse N. Blazzard                          Director
4401 West Tradewinds Avenue
Suite 207
Lauderdale by the Sea, FL  33308

James P. Bossert                           Executive Vice President, Chief
22 Corporate Plaza Drive                   Financial Officer and Director
Newport Beach, CA  92660

Elizabeth M. Forget                        Director
One Madison Avenue
New York, NY  10010

George Foulke                              Director
501 Route 22
Bridgewater, NJ 08807

Francis A. Goodhue, III                    Director
Morgan Guaranty
345 Park Avenue
New York, NY  10017

Richard A. Hemmings                        Director
Lord, Bissell & Brook
115 S. LaSalle Street
Chicago, IL  60603

Brian A. Kroll                             Director
22 Corporate Plaza Drive
Newport Beach, CA  92660

Hugh C. McHaffie                           Director
501 Boylston Street
Boston, MA  02116

Thomas A. Price                            Director
Bank of New York
1 Wall Street
New York, NY  10286

Richard C. Pearson                         Senior Vice President, General
22 Corporate Plaza Drive                   Counsel, Secretary and Director
Newport Beach, CA  92660

Jeffrey A. Tupper                          Assistant Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA  92660

Debora L. Buffington                       Vice President
22 Corporate Plaza Drive
Newport Beach, CA  92660

Louis M. Weisz                             Vice President, Appointed Actuary
501 Boylston Street
Boston, MA  02116

Anthony J. Williamson                      Treasurer
One Madison Avenue
New York, NY  10001

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Form N-4 Registration Statement (File No. 333-96777) and is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of ________, 2003, there were ________qualified contract owners and _____non-qualified contract owners.

ITEM 28. INDEMNIFICATION

The Bylaws of the Company (Article VII, Section VII.1) provide that:

The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:

(1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or

(2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,

         (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

         (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.

Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.

If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

The Corporation shall have the power, in furtherance of the provisions of this
Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

          Met Investors Series Trust MetLife Investors USA Separate Account A MetLife Investors Variable Annuity Account One MetLife Investors Variable Annuity Account Five MetLife Investors Variable Life Account One MetLife Investors Variable Life Account Five

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for each officer and director of MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

NAME AND PRINCIPAL                          POSITIONS AND OFFICES
 BUSINESS ADDRESS                             WITH UNDERWRITER
 ----------------                             ----------------

Richard C. Pearson                      President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                     Executive Vice President and Director
One Madison Avenue
New York, NY  10010

Edward Wilson                           Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

James P. Bossert                        Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian A. Kroll                          Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Michael K. Farrell                      Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul Hipworth                           Executive Vice President, Chief
22 Corporate Plaza Drive                Financial Officer
Newport Beach, CA 92660

Paul A. LaPiana                         Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Leslie Sutherland                       Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Charles M. Deuth                        Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington                    Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick                    Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                             Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cathy Sturdivant                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Jonnie L. Crawford                      Secretary
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                   Treasurer
One Madison Avenue
New York, NY 10010

     (c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach and State of California on this 11th day of April, 2003.

                            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (Registrant)

                            By: FIRST METLIFE INVESTORS INSURANCE COMPANY

                            By:            /s/ Michael K. Farrell
                                ------------------------------------------------
                                           Michael K. Farrell
                                           President and Chief Executive Officer

                            FIRST METLIFE INVESTORS INSURANCE COMPANY
                            (Depositor)

                            By:            /s/ Michael K. Farrell
                                ------------------------------------------------
                                           Michael K. Farrell
                                           President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Michael K. Farrell               Chief Executive Officer, President and Director           April 11, 2003
-----------------------------
Michael K. Farrell

/s/ James P. Bossert                 Executive Vice President, Chief Financial Officer         April 11, 2003
-----------------------------        (Principal Accounting Officer) and Director
James P. Bossert

                                     Director                                                  April 11, 2003
-----------------------------
Norse N. Blazzard

/s/ Elizabeth M. Forget*             Director                                                  April 11, 2003
-----------------------------
Elizabeth M. Forget

/s/ George Foulke*                   Director                                                  April 11, 2003
-----------------------------
George Foulke

/s/ Francis A. Goodhue*              Director                                                  April 11, 2003
-----------------------------
Francis A. Goodhue, III

/s/ Richard A. Hemmings*             Director                                                  April 11, 2003
-----------------------------
Richard A. Hemmings

/s/ Brian A. Kroll*                  Director                                                  April 11, 2003
-----------------------------
Brian A. Kroll

/s/ Hugh C. McHaffie*                Director                                                  April 11, 2003
-----------------------------
Hugh C. McHaffie

/s/ Richard C. Pearson               Director                                                  April 11, 2003
-----------------------------
Richard C. Pearson

/s/ Thomas A Price*                  Director                                                  April 11, 2003
-----------------------------
Thomas A. Price

/s/ Jeffrey A. Tupper                Director                                                  April 11, 2003
-----------------------------
Jeffrey A. Tupper


                            *By:           /s/ RICHARD C. PEARSON
                                 -----------------------------------------------
                                           Richard C. Pearson, Attorney-in-Fact

                                INDEX TO EXHIBITS

No exhibits